ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued wages and bonuses	$ 2,862	$ 2,734
Accrued legal and professional fees	278	363
Payables for acquisition of property, plant and equipment	898	1,702
Payables for acquisition of intangible assets	2,183	2,353
Royalty fees payable	912	389
Accrued consulting fees	188	250
Share repurchase fee payable	41	41
Payables for insurance premium	33	8
Accrued share option management fee	34	10
Customer advance	88	51
Others	894	704
Accrued expenses and other current liabilities	$ 8,411	$ 8,605